Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000163584
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	5.92%	2.40%	3.31%
C000163585
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	6.77%	2.13%	2.89%
C000163587
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000163586
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000163588
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000096903
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	9.48%	4.92%	4.69%
C000096904
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	13.00%	5.19%	4.47%
C000096907
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000096905
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000096906
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000114555
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	9.34%	8.16%	8.02%
C000114556
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	14.09%	8.63%	7.84%
C000114559
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000114558
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000222816
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000114557
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
Without Sales Load [Member] | C000163584
Average Annual Return [Line Items]
Average Annual Return, Percent	8.64%	2.92%	3.57%
Without Sales Load [Member] | C000163585
Average Annual Return [Line Items]
Average Annual Return, Percent	7.77%	2.13%	2.89%
Without Sales Load [Member] | C000163587
Average Annual Return [Line Items]
Average Annual Return, Percent	8.52%	2.86%	3.56%
Without Sales Load [Member] | C000163586
Average Annual Return [Line Items]
Average Annual Return, Percent	8.90%	3.27%	3.90%
Without Sales Load [Member] | C000163588
Average Annual Return [Line Items]
Average Annual Return, Percent	8.70%	3.15%	3.79%
Without Sales Load [Member] | C000096903
Average Annual Return [Line Items]
Average Annual Return, Percent	14.91%	5.95%	5.21%
Without Sales Load [Member] | C000096904
Average Annual Return [Line Items]
Average Annual Return, Percent	14.00%	5.19%	4.47%
Without Sales Load [Member] | C000096907
Average Annual Return [Line Items]
Average Annual Return, Percent	14.75%	5.92%	5.25%
Without Sales Load [Member] | C000096905
Average Annual Return [Line Items]
Average Annual Return, Percent	15.25%	6.32%	5.61%
Without Sales Load [Member] | C000096906
Average Annual Return [Line Items]
Average Annual Return, Percent	15.26%	6.32%	5.58%
Without Sales Load [Member] | C000114555
Average Annual Return [Line Items]
Average Annual Return, Percent	16.00%	9.45%	8.66%
Without Sales Load [Member] | C000114556
Average Annual Return [Line Items]
Average Annual Return, Percent	15.09%	8.63%	7.84%
Without Sales Load [Member] | C000114559
Average Annual Return [Line Items]
Average Annual Return, Percent	15.97%	9.44%	8.66%
Without Sales Load [Member] | C000114558
Average Annual Return [Line Items]
Average Annual Return, Percent	16.29%	9.78%	9.01%
Without Sales Load [Member] | C000222816
Average Annual Return [Line Items]
Average Annual Return, Percent	16.52%	9.85%	9.05%
Without Sales Load [Member] | C000114557
Average Annual Return [Line Items]
Average Annual Return, Percent	16.29%	9.72%	8.94%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.04%)	1.64%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.04%)	1.64%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.04%)	1.64%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.04%)	1.64%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.04%)	1.64%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.04%)	1.64%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.04%)	1.64%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.04%)	1.64%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.04%)	1.64%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.04%)	1.64%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	27.14%	15.92%	12.98%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	27.14%	15.92%	12.98%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	27.14%	15.92%	12.98%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	27.14%	15.92%	12.98%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	27.14%	15.92%	12.98%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	27.14%	15.92%	12.98%
AMERICAN BEACON INDEX: Credit Suisse Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Average Annual Return, Percent	9.81%	5.54%	4.73%
AMERICAN BEACON INDEX: Credit Suisse Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Average Annual Return, Percent	9.81%	5.54%	4.73%
AMERICAN BEACON INDEX: Credit Suisse Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Average Annual Return, Percent	9.81%	5.54%	4.73%
AMERICAN BEACON INDEX: Credit Suisse Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Average Annual Return, Percent	9.81%	5.54%	4.73%
AMERICAN BEACON INDEX: Credit Suisse Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Average Annual Return, Percent	9.81%	5.54%	4.73%
AMERICAN BEACON INDEX: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent	12.47%	4.27%	4.56%
AMERICAN BEACON INDEX: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent	12.47%	4.27%	4.56%
AMERICAN BEACON INDEX: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent	12.47%	4.27%	4.56%
AMERICAN BEACON INDEX: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent	12.47%	4.27%	4.56%
AMERICAN BEACON INDEX: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent	12.47%	4.27%	4.56%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	21.15%	11.16%	8.85%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	21.15%	11.16%	8.85%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	21.15%	11.16%	8.85%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	21.15%	11.16%	8.85%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	21.15%	11.16%	8.85%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	21.15%	11.16%	8.85%